Investment in Joint Ventures and Majority Owned Subsidiaries (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 28, 2015	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016	Jun. 30, 2013	Apr. 30, 2015	Jun. 28, 2009	Jul. 01, 2007
Schedule Of Equity Method Investments [Line Items]
Equity earnings (loss) of joint ventures		$ 4,532,000	$ 666,000	$ (2,235,000)
Payments to acquire interest in joint venture		$ 125,000	$ 400,000	$ 1,720,000
ADAC-STRATTEC LLC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in less than wholly owned consolidated subsidiary		51.00%	51.00%	51.00%				51.00%
Income (loss) from majority owned subsidiaries, impact on net income		$ 1,800,000	$ 3,100,000	$ 2,900,000
Capital contribution from registrant during the period as required under the credit agreement			3,060,000
Capital contribution from partners during the period as required under the credit agreement		$ 0	$ 6,000,000	$ 0
STRATTEC POWER ACCESS LLC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in less than wholly owned consolidated subsidiary		80.00%	80.00%	80.00%			80.00%
Income (loss) from majority owned subsidiaries, impact on net income		$ 2,200,000	$ 2,600,000	$ 2,000,000
VAST LLC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in equity method investment		33.33%
Equity earnings (loss) of joint ventures		$ 4,441,000	2,593,000	(639,000)
Payments to acquire interest in joint venture		$ 375,000	1,200,000	660,000
VAST LLC | MINDA-VAST ACCESS SYSTEMS
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in equity method investment						50.00%
Impairment charge				6,000,000
VAST LLC | STRATTEC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in equity method investment		33.30%
Payments to acquire interest in joint venture		$ 125,000	400,000	220,000
Impairment charge				2,000,000
SAL LLC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in equity method investment		51.00%			51.00%
Equity earnings (loss) of joint ventures		$ 91,000	$ (1,927,000)	$ (1,596,000)
Percentage of funding in joint venture through loans	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage of losses of joint venture, up to committed financial support, recognized by STRATTEC	100.00%	100.00%	100.00%	100.00%	100.00%
ADAC | ADAC-STRATTEC LLC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in less than wholly owned consolidated subsidiary		49.00%	49.00%	49.00%				49.00%
ADAC | VAST LLC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in equity method investment		33.30%
WITTE | STRATTEC POWER ACCESS LLC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in less than wholly owned consolidated subsidiary		20.00%	20.00%	20.00%			20.00%
WITTE | VAST LLC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in equity method investment		33.30%